Shareholders' equity - Stock Options - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 shares day	Jun. 30, 2024 shares
Disclosure of classes of share capital [abstract]
Price of stock options, volume weighted average trading price per share, period | day	5
Granted (in shares) | shares	0	0